Wireless Licenses, Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Changes in Carrying Amount of Wireless Licenses

Changes in the carrying amount of Wireless licenses are as follows:

(dollars in millions)
Balance at January 1, 2014	$75,747
Acquisitions (Note 2)	444
Dispositions (Note 2)	(1,978)
Capitalized interest on wireless licenses	167
Reclassifications, adjustments and other	961

Balance at December 31, 2014	$75,341
Acquisitions (Note 2)	10,474
Capitalized interest on wireless licenses	389
Reclassifications, adjustments and other	371

Balance at December 31, 2015	$86,575

Changes in Carrying Amount of Goodwill

Changes in the carrying amount of Goodwill are as follows:

			(dollars in millions)
	Wireless	Wireline	Other	Total
Balance at January 1, 2014	$18,376	$6,258	$–	$24,634
Acquisitions (Note 2)	15	40	–	55
Dispositions (Note 2)	–	(38)	–	(38)
Reclassifications, adjustments and other	(1)	(11)	–	(12)

Balance at December 31, 2014	$18,390	$6,249	$–	$24,639
Acquisitions (Note 2)	3	–	2,035	2,038
Reclassifications, adjustments and other	–	(1,918)	572	(1,346)

Balance at December 31, 2015	$18,393	$4,331	$2,607	$25,331

Composition of Other Intangible Assets, Net

The following table displays the composition of Other intangible assets, net:

					(dollars in millions)
	2015			2014
At December 31,	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Customer lists (5 to 14 years)	$4,139	$(2,365)	$1,774	$3,618	$(2,924)	$694
Non-network internal-use software (3 to 8 years)	14,542	(9,620)	4,922	12,791	(8,428)	4,363
Other (5 to 25 years)	2,220	(578)	1,642	1,073	(402)	671

Total	$20,901	$(12,563)	$8,338	$17,482	$(11,754)	$5,728

Amortization Expense for Other Intangible Assets	The amortization expense for Other intangible assets was as follows:

Years	(dollars in millions)
2015	$1,694
2014	1,567
2013	1,587

Estimated Future Amortization Expense for Other Intangible Assets	Estimated annual amortization expense for Other intangible assets is as follows:

Years	(dollars in millions)
2016	$1,696
2017	1,491
2018	1,311
2019	1,082
2020	805